SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS
_____________________________________________________________________________
                   AMERICAN GENERAL LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY ACCOUNT SEVEN
            Polaris Platinum O-Series Variable Annuity dated May 1, 2015
_____________________________________________________________________________
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                         FS VARIABLE SEPARATE ACCOUNT
         Polaris Platinum O-Series Variable Annuity dated May 1, 2015
_____________________________________________________________________________

For contracts issued on or after June 29, 2015, Class 4 shares of American Funds Insurance Series, which have higher total annual fund operating expenses, are available.

The following replaces the chart and footnote under "TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (as of January 31, 2015)" in the FEE TABLE section of the prospectus:

Total Annual Portfolio Operating Expenses              Minimum(8)      Maximum(8)
-----------------------------------------              ----------      ----------
(expenses that are deducted from Underlying Fund
assets, including management fees, other expenses
and 12b-1 fees, if applicable ...................        0.72%            1.48%

8     The maximum expense is for an Underlying Fund of SunAmerica Series
      Trust, as of its fiscal year ended January 31, 2015. If your contract was issued on or after June 29, 2015, the minimum expense is 0.72% for an Underlying Fund of Franklin Templeton Variable Insurance Products
      Trust as of its fiscal year ended December 31, 2014. For contracts issued prior to June 29, 2015, the minimum expense is 0.54% for an Underlying Fund of American Funds Insurance Series as of its fiscal year ended December 31, 2014.

The following replaces the chart under "MINIMUM EXPENSE EXAMPLES" in the MAXIMUM AND MINIMUM EXPENSE EXAMPLES section of the prospectus:

MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 0.95%, no election of optional features and investment in an Underlying Fund with total expenses of 0.72%)

(1)  If you surrender your contract at the end of the applicable time period:
       1 year          3 years          5 years          10 years
       ------          -------          -------          --------
        $846            $1,251           $1,575           $2,468

(2)  If you do not surrender or if you annuitize your contract at the end of the applicable time period:
       1 year          3 years          5 years          10 years
       ------          -------          -------          --------
        $246            $751             $1,275           $2,468

The following replaces the description of the American Funds Insurance Series under "VARIABLE PORTFOLIOS" in the INVESTMENT OPTIONS section of the prospectus:

American Funds Insurance Series - Class 4 Shares
Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").

For contracts issued prior to June 29, 2015, Class 2 shares of AFIS are available. For contracts issued on or after June 29, 2015, Class 4 shares, which have higher total annual fund operating expenses, are available instead.

The following replaces the second paragraph under "12b-1 Fee" in the UNDERLYING FUND EXPENSES section of the prospectus:

There is an annualized 0.25% fee applicable to Class 2 and Class 4 shares of American Funds Insurance Series, Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds), and Class 2 shares of Franklin Templeton Variable Insurance Products Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

Dated:  June 29, 2015

               Please keep this Supplement with your Prospectus